Note 12 - Financial assets at fair value through other comprehensive income equity instruments (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Equity Instruments Listed [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	€ 2,274	€ 2,262
Unrealized Gains equity instruments available for sale financial assets	71	43
Unrealized losses equity instruments available for sale financial assets	(254)	(222)
Equity instruments, available-for-sale	2,091	2,083
Equity Instruments Listed [Member] | Issued in Euros [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,172	2,172
Unrealized Gains equity instruments available for sale financial assets	0	0
Unrealized losses equity instruments available for sale financial assets	(242)	(210)
Equity instruments, available-for-sale	1,930	1,962
Equity Instruments Listed [Member] | Foreign company shares [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	102	90
Unrealized Gains equity instruments available for sale financial assets	71	43
Unrealized losses equity instruments available for sale financial assets	(13)	(12)
Equity instruments, available-for-sale	161	121
Equity Instruments Listed [Member] | USA [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	30	20
Unrealized Gains equity instruments available for sale financial assets	40	17
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	70	37
Equity Instruments Listed [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	1	1
Unrealized Gains equity instruments available for sale financial assets	28	25
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	29	26
Equity Instruments Listed [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	3	3
Unrealized Gains equity instruments available for sale financial assets	0	0
Unrealized losses equity instruments available for sale financial assets	(1)	(1)
Equity instruments, available-for-sale	2	2
Equity Instruments Listed [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	68	66
Unrealized Gains equity instruments available for sale financial assets	2	1
Unrealized losses equity instruments available for sale financial assets	(12)	(11)
Equity instruments, available-for-sale	59	56
Unlisted Equity Instruments [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	459	459
Unrealized Gains equity instruments available for sale financial assets	63	55
Unrealized losses equity instruments available for sale financial assets	(1)	(1)
Equity instruments, available-for-sale	521	513
Unlisted Equity Instruments [Member] | Issued in Euros [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	6	6
Unrealized Gains equity instruments available for sale financial assets	1	1
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	6	7
Unlisted Equity Instruments [Member] | Foreign company shares [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	454	453
Unrealized Gains equity instruments available for sale financial assets	62	54
Unrealized losses equity instruments available for sale financial assets	(1)	(1)
Equity instruments, available-for-sale	515	506
Unlisted Equity Instruments [Member] | USA [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	389	388
Unrealized Gains equity instruments available for sale financial assets	28	23
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	416	411
Unlisted Equity Instruments [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	0	0
Unrealized Gains equity instruments available for sale financial assets	0	0
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	0	0
Unlisted Equity Instruments [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	5	6
Unrealized Gains equity instruments available for sale financial assets	4	4
Unrealized losses equity instruments available for sale financial assets	0	0
Equity instruments, available-for-sale	9	10
Unlisted Equity Instruments [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	59	59
Unrealized Gains equity instruments available for sale financial assets	31	27
Unrealized losses equity instruments available for sale financial assets	(1)	(1)
Equity instruments, available-for-sale	89	85
Total
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,734	2,721
Unrealized Gains equity instruments available for sale financial assets	134	98
Unrealized losses equity instruments available for sale financial assets	(255)	(223)
Equity instruments, available-for-sale	€ 2,613	€ 2,595